SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD	6 Months Ended
Jun. 30, 2025
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD

NOTE 3 - SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD:

a.	On February 24, 2025, the Company entered into an exclusive license agreement with Hyloris Pharmaceuticals SA (“Hyloris”) for the development and commercialization of RHB-102 (Bekinda®) in all territories outside the United States, Canada and Mexico. Under the agreement, the Company received a payment of $0.1 million and is entitled to minimum annual payments. In addition, the Company is entitled to receive up to $60 million in potential milestone payments contingent upon achieving specified commercial targets, and tiered royalties of up to the mid-20% on net sales, net of certain cost recoupments.
b.	Through June 30, 2025, the Company sold 890,001 ADSs under its at-the-market (ATM) offering program at an average price of $3.85 per ADS, generating net proceeds of approximately $3.3 million, net immaterial issuance expenses.
c.	On May 14, 2025, the Company and the investors from the April 2024 offering agreed to the exercise of all 85,779 warrants issued in that offering, at a reduced exercise price of $1.50 per ADS (reduced from the prior exercise price of $18.75 per ADS), resulting in gross proceeds of approximately $0.13 million.
d. On June 20, 2025, the Company entered into a committed equity line purchase agreement (the “Any Market Purchase Agreement”) with Alumni Capital LP (“Alumni”), pursuant to which the Company obtained the right, at its sole discretion and subject to certain conditions, to sell up to $10 million of ADSs to Alumni. Sales under the agreement, if and when initiated by the Company through written purchase notices, will be executed at a price per ADS calculated based on formulas reflecting discounts to prevailing market prices. In addition, the Company may issue prefunded warrants instead of ADSs under certain purchase notices, subject to contractual ownership limitations. See note 10 for details of drawings made subsequent to June 30, 2025.

In connection with the agreement, the Company issued to Alumni as a fee, a commitment warrant to purchase up to 333,333 ADSs at an exercise price of $3.00 per ADS for no consideration. The commitment warrant was accounted as a share-settled share-based payment to Alumni and was carried at initial recognition of the agreement as an immediate expense for the service, recorded in the Consolidated Statements of Comprehensive Loss under financial expenses, with a corresponding adjustment to accumulated deficit.

The fair value of the warrant was computed using the Black and Scholes option pricing model. The fair value was based on the price of an ADS on June 20, 2025, and based on the following parameters: risk-free interest rates of 4.04% and an average standard deviation of 125.2%.

In addition, the Company recognized transactions costs of $0.1 million as a financial expense.